FAIR VALUE MEASUREMENTS - Change in the Fair Value of the Warrant Liabilities (Details) - USD ($)	3 Months Ended			11 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value as of beginning			$ 30,101,808
Change in fair value				$ 12,406,208
Fair value as of ending				30,101,808
Private Placement Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value as of beginning	$ 6,793,384	$ 5,370,784	10,643,808
Change in fair value	13,586,764	1,422,600	(5,273,024)	4,402,208
Fair value as of ending	$ 20,380,148	$ 6,793,384	5,370,784	10,643,808
Public Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value as of beginning			$ 19,458,000
Change in fair value				8,004,000
Fair value as of ending				$ 19,458,000